CONCENTRATION OF RISKS(Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%	1.00%
Increase (Decrease) in Interest Payable, Net	$ 1,000	¥ 6,506
Foreign Currency Exchange Depreciation Rate	6.70%	6.70%	6.40%	5.80%
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 172,958		¥ 656,688		$ 151,385	¥ 949,577	¥ 1,084,895	¥ 599,054
Scenario, Previously Reported [Member]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 135,018						¥ 878,468